Exhibit 99.2

2170 Satellite Blvd., Ste. 450, Duluth, GA 30097

770.497.9100

August 31, 2015

American Homes 4 Rent

30601 Agoura Road, Suite 200

Agoura Hills, CA 91301

RE:                           American Homes 4 Rent 2015-2 SFR Securitization HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the Securities by the Issuer referenced above, we have conducted the HOA Discrepancy Review further described below. The Review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowner’s, condominium, or other common-interest community association (each an “HOA”) as of the date set forth below. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which certification has been provided to you concurrently herewith.

I.             Manner and Scope of Review (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1.       The Securities are to be secured by, among other things, certain mortgage loans (the “Mortgage Loans”) relating to certain residential rental properties (the “Properties”).

2.   Some of the Properties were previously designated by Borrower as not being subject to an HOA (“Non-HOA Properties”).

3.     Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Borrower.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

The Borrower and/or Borrower’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I.

c.          How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each Subject Property. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.    Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2.    Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3.    Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4.    Review of prior mortgages. Certain mortgages to which the Subject Property was previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that the Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5.    Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject.

6.    Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

1.              It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

2.              It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

3.              Many HOAs do not establish web sites or other presence on the world wide wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

4.              It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

5.              Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

6.              Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.                                          Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.                                       The value of the collateral securing the Mortgage Loans,

iii.                                    Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations, or

iv.                                   Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.         Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the Subject Properties set forth on Schedule I is subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressees set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, except for placement agents involved directly with the placement of this securitization transaction, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”). Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

OS National, LLC

By:	/s/ Charles Chacko
Name: Charles Chacko
Title: Member

Date: Aug. 31, 2015

Schedule I

Updated
Designation (HOA
Subject Property Originally		Description of	or apparent non-
Designated Non-HOA	State	Discrepancy	HOA)	Date of Updated Designation
GA12927	GA	HOA Discrepancy	Non-HOA	Aug. 3, 2015
GA13135	GA	HOA Discrepancy	Non-HOA	Aug. 3, 2015
GA13306	GA	HOA Discrepancy	Non-HOA	Aug. 3, 2015
GA13403	GA	HOA Discrepancy	Non-HOA	Aug. 3, 2015
IL00256	IL	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15979	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17010	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC14643	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15756	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16143	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16555	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17167	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17338	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15527	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17004	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16316	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17112	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17127	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17165	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17348	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC13983	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC14315	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16435	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16473	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17048	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17149	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17185	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17257	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15354	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16309	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17176	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17323	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH00222	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH12890	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14145	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14213	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015

OH14232	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14755	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH15006	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH12127	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH12685	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH12789	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH13078	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH13094	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH13126	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH13127	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH13198	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH13463	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14397	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14666	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14704	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC12839	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12523	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13140	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13170	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13202	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13256	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13275	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT00115	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT00151	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12032	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12558	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12190	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12326	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12387	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12460	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12496	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12566	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12596	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15716	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15939	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15949	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC13241	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17235	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16301	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16581	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17490	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015

NC17438	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC12456	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15457	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15530	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15971	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16047	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16075	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16080	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16445	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16650	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16704	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17191	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
IL13617	IL	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17249	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16160	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC14340	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15873	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16151	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16469	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16977	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15884	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17274	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15333	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16021	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16448	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16501	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16681	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16769	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17187	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17298	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16431	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17129	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17178	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15407	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15876	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC15970	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC16388	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17158	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
NC17268	NC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14255	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14711	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015

OH14889	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH00126	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH11119	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH12056	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH12125	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH12423	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH12447	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH12763	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH12808	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH12898	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH13057	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH13090	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH13092	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH13116	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH13118	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH13285	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH13319	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH13378	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH13836	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14189	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14244	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14271	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14331	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14367	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14419	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14422	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14660	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14722	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14866	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14868	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14903	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14904	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14905	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14906	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH15008	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH15010	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC13305	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC12029	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC12822	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC13750	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC12008	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015

SC12155	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC12176	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC12582	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC12312	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC12395	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC12892	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC12555	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC13172	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT00153	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12130	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12208	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12298	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12302	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12353	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12396	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12403	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12404	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12420	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12479	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12485	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12486	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12535	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12557	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12573	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12577	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12617	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12626	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12724	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12729	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12917	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12921	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13129	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13154	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13158	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13180	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13190	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13209	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13211	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13215	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13224	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13236	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015

UT13251	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13253	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13254	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13282	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13329	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13333	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13364	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13378	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13384	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12235	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12242	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12254	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12315	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12317	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12378	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12456	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12467	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12500	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12506	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12536	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12552	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12572	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12599	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12631	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12335	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12502	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12508	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT00120	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT00133	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12007	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12030	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12333	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12390	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12430	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12431	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12439	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12452	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12488	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12595	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13242	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13245	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015

UT13246	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13249	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13300	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13325	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13340	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13362	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13382	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT00159	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT00160	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12132	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12195	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12217	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12279	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12312	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12314	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12466	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12475	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12734	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12773	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13208	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
IL00231	IL	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH12801	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC12004	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC12558	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC12771	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
SC13886	SC	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16174	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17294	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17385	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX14223	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX14685	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX15306	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX15313	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX15458	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16014	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16111	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16161	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16638	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16782	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17233	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17234	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015

TX17453	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16364	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX13014	TX	HOA Discrepancy	Non-HOA	Aus. 3, 2015
TX14057	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16024	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16028	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16505	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16595	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16797	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17248	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17621	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17756	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16218	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17860	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX15181	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX15736	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX15876	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17261	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17227	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX15846	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16182	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17570	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16789	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16810	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16339	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16669	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX14580	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX15349	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX15921	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16134	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16513	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16610	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16903	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17255	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17404	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17573	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17833	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17231	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX14921	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX15607	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX15975	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015

TX16592	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16593	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX16753	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17169	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX17593	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX14012	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
TX15606	TX	HOA Discrepancy	Non-HOA	Aug. 3, 2015
OH14999	OH	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT00128	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12783	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT12952	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13166	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015
UT13191	UT	HOA Discrepancy	Non-HOA	Aug. 3, 2015